DISCONTINUED OPERATIONS - Balance sheet (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Carrying amounts of assets under disposal
Current assets of discontinued operations	¥ 372,498
Non-current assets of discontinued operations	518,816
Carrying amounts of liabilities under disposal
Current liabilities of discontinued operations	1,294,099
Non-current liabilities of discontinued operations	31,139
Discontinued Operations
Carrying amounts of assets under disposal
Cash and cash equivalents	181
Restricted cash	1,214
Accounts receivable	15,166
Prepaid expenses and other current assets	13,367
Assets held for sale	342,570
Current assets of discontinued operations	372,498
Property and equipment, net	321,280
Land Use Right, net	22,688
Cloud infrastructure construction in progress	157,083
Long term deposits and other non-current assets	17,765
Non-current assets of discontinued operations	518,816
Total assets of discontinued operations	891,314
Carrying amounts of liabilities under disposal
Accounts payable	55,891
Accrued employee benefits	1,729
Accrued expenses and other current liabilities	60,918
Other payables	902,023
Income tax payable	29,034
Liabilities for uncertain tax positions	34,732
Amounts due to related parties	32,089
Current portion of long term loan	168,739
Liabilities held for sale	8,944
Current liabilities of discontinued operations	1,294,099
Other non-current liabilities	31,139
Non-current liabilities of discontinued operations	31,139
Total liabilities of discontinued operations	¥ 1,325,238